Other-Financial Assets : Changes in the allowance for doubtful accounts of Loans and receivables (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2017 KRW (₩)
Allowance for doubtful accounts [Abstract]
Beginning balance	₩ 4,532
Bad debt expense	2,465
Other	1,951
Ending balance	₩ 8,948